Leasehold Improvement, Furniture and Equipment, Net (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 19,502	$ 37,247			$ 37,087	$ 40,131
Zhongdehui (SZ) Development Co., Limited [Member]
Depreciation expense			$ 43,267	$ 36,200